State Street SPDR Bloomberg Emerging Markets USD Bond ETF Investment Objectives and Goals - State Street SPDR Bloomberg Emerging Markets USD Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Bloomberg Emerging Markets USD Bond ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks fixed and floating-rate US dollar-denominated debt issued by sovereign and quasi-sovereign emerging market issuers.